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February 13, 2009


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:  JANUS ASPEN SERIES (the "Registrant")
     1933 Act File No. 033-63212
     1940 Act File No. 811-7736

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 46 and Amendment No. 48 under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"), respectively, to the Registrant's Registration Statement on Form N-1A (the "Amendment") that relates to the annual update to the Registrant's Registration Statement and the establishment of a new series of the Registrant, Modular Portfolio Construction Portfolio (the "New Portfolio"). The Registrant is filing the Amendment pursuant to Rule 485(a)(2) under the 1933 Act.

The following Prospectuses and Statements of Additional Information ("SAIs"), including the Red Herring Prospectus and SAI for the New Portfolio, are included in this filing:

     -  Combined Institutional Shares Prospectus
     -  Combined Service Shares Prospectus
     -  Combined Service II Shares Prospectus
     - Modular Portfolio Construction Portfolio Service Shares Red Herring Prospectus
     -  Combined Institutional Shares SAI
     -  Combined Service Shares SAI
     -  Combined Service II Shares SAI
     -  Modular Portfolio Construction Portfolio Service Shares Red Herring SAI

Among other things, the Amendment is being filed for the following purposes:

     - To file the Red Herring Prospectus and SAI for the new series, Modular Portfolio Construction Portfolio;

     - To incorporate other changes into the annual update of the Registrant's Registration Statement as follows:

            o Reflect name changes and investment strategy changes for Fundamental Equity Portfolio, Large Cap Growth Portfolio, Mid Cap Growth Portfolio, International Growth Portfolio, and Worldwide Growth Portfolio;
            o Change the primary benchmark index for International Growth Portfolio to the Morgan Stanley Capital International ("MSCI") All Country World ex-U.S. Index;
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            o  Update disclosure as appropriate to reflect name changes for
               Janus Aspen Perkins Mid Cap Value Portfolio, Janus Aspen Perkins Small Company Value Portfolio, and the subadviser, as well as the addition of disclosure related to the performance-based fee structure approved by shareholders for Janus Aspen Perkins Small Company Value Fund;
            o Update certain Portfolios' risk disclosures (e.g., market risk, fixed-income securities risk, and transactions involving counterparties);
            o Update prospectus disclosure related to swap agreements, securities lending, and cash position;
            o Update disclosure related to performance-based fees for certain Portfolios;
            o  Update disclosure regarding pending legal matters;
            o Update disclosure pertaining to the availability of portfolio holdings; and
            o Incorporate any other disclosure changes from supplements filed since the last update and any comments received from SEC Staff.

The combined Prospectuses and SAIs for Institutional Shares, Service Shares, and Service II Shares are each cumulatively marked against the corresponding Prospectuses and SAIs dated May 1, 2008. The Modular Portfolio Construction Portfolio Red Herring Prospectus and SAI are cumulatively marked against the combined Prospectus and SAI for Service Shares. The Registrant respectfully requests selective review of only these revisions.

As indicated on the facing page of the Amendment, the Registrant has specified that the Amendment is to become effective on May 1, 2009, pursuant to paragraph
(a)(2) of Rule 485.

Please call me at (303) 336-4562 with any questions or comments.

Sincerely,

/s/  Rodney A. DeWalt

Rodney A. DeWalt
Associate Counsel

cc:  Stephanie Grauerholz-Lofton, Esq.
     Patrick Scott, Esq.
     Cindy Antonson
     Donna Brungardt